Related Party Transactions - Schedule of significant related party transactions, other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions
Other payables	$ 50	$ 50
CyberLink
Related Party Transactions
Other payables	28	26
CyberLink-Japan
Related Party Transactions
Other payables	$ 22	$ 24